Shareholders' Equity (Details) - Schedule of options outstanding classified by exercise price	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, Number outstanding (in Shares) | shares	686,456
Options exercisable, Number outstanding (in Shares) | shares	374,526
Exercise Price 2.07 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 2.07
Options outstanding, Number outstanding (in Shares) | shares	25,066
Options outstanding, Weighted average exercise price	$ 2.07
Options outstanding, Weighted average remaining contractual term (in years)	3 years 10 months 9 days
Options exercisable, Number outstanding (in Shares) | shares	25,066
Options exercisable, Weighted average remaining contractual term (in years)	3 years 10 months 9 days
Options exercisable, Weighted average exercise price	$ 2.07
Exercise Price 9.97 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 9.97
Options outstanding, Number outstanding (in Shares) | shares	56,214
Options outstanding, Weighted average exercise price	$ 9.97
Options outstanding, Weighted average remaining contractual term (in years)	3 years 10 months 9 days
Options exercisable, Number outstanding (in Shares) | shares	56,214
Options exercisable, Weighted average remaining contractual term (in years)	3 years 10 months 9 days
Options exercisable, Weighted average exercise price	$ 9.97
Exercise Price 10.05-11.90 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, Number outstanding (in Shares) | shares	47,527
Options outstanding, Weighted average exercise price	$ 10.32
Options outstanding, Weighted average remaining contractual term (in years)	5 years 6 months 29 days
Options exercisable, Number outstanding (in Shares) | shares	47,527
Options exercisable, Weighted average remaining contractual term (in years)	5 years 6 months 29 days
Options exercisable, Weighted average exercise price	$ 10.32
Exercise Price 10.05-11.90 [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	10.05
Exercise Price 10.05-11.90 [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 11.90
Exercise Price Range14.32-15.80 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, Number outstanding (in Shares) | shares	76,004
Options outstanding, Weighted average exercise price	$ 15.12
Options outstanding, Weighted average remaining contractual term (in years)	5 years 9 months 25 days
Options exercisable, Number outstanding (in Shares) | shares	56,005
Options exercisable, Weighted average remaining contractual term (in years)	5 years 5 months 12 days
Options exercisable, Weighted average exercise price	$ 14.87
Exercise Price Range14.32-15.80 [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	14.32
Exercise Price Range14.32-15.80 [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 15.80
Exercise Price Range 16.15-18.05 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, Number outstanding (in Shares) | shares	106,009
Options outstanding, Weighted average exercise price	$ 17.99
Options outstanding, Weighted average remaining contractual term (in years)	6 years 7 months 17 days
Options exercisable, Number outstanding (in Shares) | shares	60,168
Options exercisable, Weighted average remaining contractual term (in years)	6 years 7 months 9 days
Options exercisable, Weighted average exercise price	$ 18.05
Exercise Price Range 16.15-18.05 [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	16.15
Exercise Price Range 16.15-18.05 [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 18.05
Exercise Price 18.80-19.05 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, Number outstanding (in Shares) | shares	224,478
Options outstanding, Weighted average exercise price	$ 18.81
Options outstanding, Weighted average remaining contractual term (in years)	7 years 6 months 18 days
Options exercisable, Number outstanding (in Shares) | shares	87,852
Options exercisable, Weighted average remaining contractual term (in years)	7 years 5 months 15 days
Options exercisable, Weighted average exercise price	$ 18.83
Exercise Price 18.80-19.05 [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	18.80
Exercise Price 18.80-19.05 [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 19.05
Exercise Price Range 22.40-57.79 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, Number outstanding (in Shares) | shares	151,158
Options outstanding, Weighted average exercise price	$ 29.29
Options outstanding, Weighted average remaining contractual term (in years)	9 years 2 months 15 days
Options exercisable, Number outstanding (in Shares) | shares	41,694
Options exercisable, Weighted average remaining contractual term (in years)	8 years 6 months 3 days
Options exercisable, Weighted average exercise price	$ 27.15
Exercise Price Range 22.40-57.79 [Member] | Minimum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	22.40
Exercise Price Range 22.40-57.79 [Member] | Maximum [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 57.79